Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 378,500,892.12
Previously Paid Amount	0
Total Fee Amount	52,270.98
Total Offset Amount	0
Net Fee	$ 52,270.98
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A